EXCHANGEABLE NOTES (Schedule of Exchangeable Notes) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Non-current assets
Exchangeable note bond call option
Non-current liabilities
Exchangeable note equity conversion option	4	238
Exchangeable note bond put option
Total non-current liabilities	4	238
Total value of embedded derivatives - net liability	$ 4	$ 238